83 INVESTMENT GROUP INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	CLOSED END FUNDS — 1.5%
	FIXED INCOME - 1.5%
192,325	Cliffwater Corporate Lending Fund	$ 2,080,961

	TOTAL CLOSED END FUNDS (Cost $2,061,949)	2,080,961

	OPEN END FUNDS — 8.4%
	FIXED INCOME - 2.2%
357,227	RiverPark Strategic Income Fund, Institutional Class	3,098,588

	OPEN-END FUNDS - 6.2%
446,378	Angel Oak UltraShort Income Fund, Institutional Class	4,405,754
439,664	CrossingBridge Ultra-Short Duration Fund, Institutional Class	4,379,929
		8,785,683

	TOTAL OPEN END FUNDS (Cost $11,878,205)	11,884,271

	PRIVATE FUNDS(a)(b) — 82.2%
	FINANCIALS - 82.2%
N/A	Blue Owl Alternative Credit Fund	10,106,621
N/A	Callodine Perpetual ABL Fund L.P.	24,210,737
N/A	Equal Access Justice Fund L.P.	15,293,093
N/A	MEP Evergreen Fund, L.P.	5,905,131
N/A	Proterra Credit Fund 2 (Feeder), L.P.	10,746,253
N/A	Rivonia Road Fund L.P.	6,150,613
N/A	Symbiotic Capital Life Science Credit Fund, L.P.	6,353,552
N/A	Whitehawk Evergreen Fund, L.P.	37,561,536
		116,327,536

	TOTAL PRIVATE FUNDS (Cost $112,695,694)	116,327,536

83 INVESTMENT GROUP INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	LOAN PARTICIPATIONS(b) — 6.3%
	HEALTH CARE — 1.4%
2,000,000	Nephron Pharmaceuticals LLC (WhiteHawk Evergreen Fund, L.P.) SOFR + 9.20%		13.5200	12/30/27	$ 1,990,000

	INDUSTRIALS — 2.9%
2,000,000	C3 Rentals, Inc. (WhiteHawk Evergreen Fund, L.P.) SOFR + 8.00%		12.3000	06/30/27	2,010,000
1,997,568	West Side Transport, Inc. (WhiteHawk Evergreen Fund, L.P.) SOFR +9.00%		13.3200	08/02/27	2,077,471
					4,087,471
	TECHNOLOGY — 2.0%
1,846,007	Boxlight Corporation (WhiteHawk Evergreen Fund, L.P.) SOFR +10.75%		17.8200	06/30/25	1,864,467
985,646	MEP Electrify		15.0000	04/18/28	985,646
					2,850,113
	TOTAL LOAN PARTICIPATIONS (Cost $8,763,630)				8,927,584

Shares		Expiration Date	Exercise Price
	WARRANT — 0.0%(b)(c)(e)
	HEALTH CARE - 0.0%
22,548	Nephron Pharmaceuticals LLC	N/A	$ 0.01		22,548

	TOTAL WARRANT (Cost $22,548)				22,548

	SHORT-TERM INVESTMENTS — 1.5%
	MONEY MARKET FUNDS - 1.5%
2,151,417	First American Government Obligations Fund, Class X, 4.25% (Cost $2,151,417)(d)				2,151,417

	TOTAL INVESTMENTS - 99.9% (Cost $137,573,443)				$ 141,394,317
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%				88,026
	NET ASSETS - 100.0%				$ 141,482,343

LLC	- Limited Liability Company
L.P.	- Limited Partnership

N/A	-Not applicable

(a)	The investments held by the Fund do not issue shares.
(b)	Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. Total fair value of restricted investments as of June 30, 2025 was $125,277,668 or 88.55% of net assets. As of June 30, 2025, the aggregate cost was $121,481,872. Additional details are as follows.

Investment	Date of first purchase	Cost
Blue Owl Alternative Credit Fund	5/1/2025	$ 10,000,000
Boxlight Corporation (loan participation)	8/1/2024	1,852,644
C3 Rentals, Inc. (loan participation)	8/1/2024	1,986,613
Callodine Perpetual ABL Fund, LP	10/16/2024	23,750,000
Equal Access Justice Fund L.P.	5/1/2025	15,000,000
MEP Electrify (loan participation)	3/10/2025	985,646
MEP Evergreen Fund, L.P.	1/31/2025	5,752,961
Nephron Pharmaceuticals LLC (loan participation)	2/28/2025	1,956,068
Nephron Pharmaceuticals LLC (warrant)	2/28/2025	22,548
Proterra Credit Fund 2 (Feeder), LP.	4/1/2024	10,273,391
Rivonia Road Fund L.P.	4/4/2025	6,000,000
Symbiotic Capital Life Science Credit Fund, L.P.	8/9/2024	5,919,342
West Side Transport, Inc. (loan participation)	10/15/2024	1,982,660
WhiteHawk Evergreen Fund, LP.	5/1/2024	36,000,000

(c)	Percentage rounds to less than 0.1%.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(e)	Non-income producing security.